Shareholder Fees	May 01, 2021
Class A Shares | HAWAII MUNICIPAL BOND FUND | CLASS A SHARES For Participants
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%